SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accrued warranty activities

	For the six months ended on June 30,
	2024	2025	2025
	VND million	VND million	USD
Accrued warranty at beginning of the period	2,402,151	5,629,435	224,710,003
Changes in the liability for accruals related to pre-existing warranty (including adjustments related to changes in estimates)	(67,682)	519,380	20,732,077
Provision for warranty	936,028	3,505,048	139,910,905
Utilized	(244,395)	(915,282)	(36,535,287)
Accrued warranty at the end of the period	3,026,102	8,738,581	348,817,699
Including: Accrued warranty, current	907,064	4,162,913	166,170,885
Accrued warranty, non-current	2,119,038	4,575,668	182,646,815